Presentation of Financial Statements and Significant Accounting Practices Adopted - Statutory Rates of Taxes on Purchases (Detail)	12 Months Ended
Dec. 31, 2018
Disclosure of initial application of standards or interpretations [line items]
Contribution Tax on Service Rendered for Social Security Financing (COFINS)	7.60%
Contribution Tax on Service Rendered for Social Integration Program (PIS)	1.65%